SECURITISATIONS AND COVERED BONDS (Tables)	6 Months Ended
Jun. 30, 2026
Disclosure Of Securitisations And Covered Bonds [Abstract]
Disclosure of Analysis of Securitisations and Covered Bonds	The gross assets securitised, or for the covered bond programme assigned, at 30 June 2026 and 31 December 2025 were:

	30 June 2026	31 December 2025
	£m	£m
Mortgage-backed master trust structures:
–Holmes	8,826	7,090
–Fosse	2,163	1,845
Other mortgage-backed securitisation structures:
–Duncan	1,701	–
Other asset-backed securitisation structures:
–Repton	764	760
Total securitisation programmes	13,454	9,695
Covered bond programme:
–€35bn Global Covered Bond Programme	28,335	27,428
–£10bn Global Covered Bond Programme	6,026	–
Total securitisation and covered bond programmes	47,815	37,123

Summary of Issuances and Redemptions of Securitisation and Covered Bond Programme	The following table sets out the internal and external issuances and redemptions in H1-26 and H1-25 for each securitisation and covered bond programme.

	Internal issuances		External issuances		Internal redemptions		External redemptions
	H1-26	H1-25	H1-26	H1-25	H1-26	H1-25	H1-26	H1-25
	£m	£m	£m	£m	£m	£m	£m	£m
Mortgage-backed master trust structures:
–Holmes	144	86	1,250	750	10	–	86	–
Covered bond programme:
–€35bn Global Covered Bond Programme	–	–	4,212	2,687	–	–	3,546	894
	144	86	5,462	3,437	10	–	3,632	894